Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series A Preferred Stock	Class A Common Stock	Mezzanine Equity	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2023		$ 2		$ 255,596	$ (257,256)	$ (118)	$ (1,776)
Balance (in Shares) at Dec. 31, 2023	4,500,000	18,599,982
Dividends on the Series A Preferred Stock					(5,521)		(5,521)
Issuance of Class A Common Stock through forward purchase agreement				1,683			1,683
Exercise of forward purchase agreement warrant				1,815			1,815
Exercise of forward purchase agreement warrant (in Shares)		664,883
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement				96			96
Modification of forward purchase agreement				(94)			(94)
Stock-based compensation				562			562
Issuance of warrants associated with Term Loans				1,397			1,397
Issuance of Class A Common Stock under employee stock purchase plan				63			63
Issuance of Class A Common Stock under employee stock purchase plan (in Shares)		32,758
Waiver of accrued dividends associated with Sponsor Support Agreement				3,733			3,733
Induced conversion of Series A Preferred Stock into Class A Common Stock				1,162	(1,162)
Induced conversion of Series A Preferred Stock into Class A Common Stock (in Shares)	(373,333)	1,028,986
Waiver of restriction and vesting requirement of Class A Common Stock
Waiver of restriction and vesting requirement of Class A Common Stock (in Shares)		1,000,000
Foreign currency translation adjustment						(5)	(5)
Net loss					(20,795)		(20,795)
Balance at Dec. 31, 2024		$ 2		266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024	4,126,667	21,326,609
Dividends on the Series A Preferred Stock					(1,238)		(1,238)
Stock-based compensation				160			160
Issuance of warrants associated with Term Loans				688			688
Foreign currency translation adjustment						6	6
Net loss					(4,998)		(4,998)
Balance at Mar. 31, 2025		$ 2		266,861	(290,970)	(117)	(24,224)
Balance (in Shares) at Mar. 31, 2025	4,126,667	21,326,609
Balance at Dec. 31, 2024		$ 2		266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024	4,126,667	21,326,609
Dividends on the Series A Preferred Stock					(4,906)		(4,906)
Issuance of Class A Common Stock from at-the-market (“ATM”) offering				414			414
Issuance of Class A Common Stock from at-the-market (“ATM”) offering (in Shares)		300,742
Issuance of Class A Common Stock from registered direct offering		$ 1					1
Issuance of Class A Common Stock from registered direct offering (in Shares)		4,915,926
Issuance of Placement Agent Warrants			$ 391
Issuance of Placement Agent Warrants (in Shares)			368,694
Issuance of Class A Common Stock for services				134			134
Issuance of Class A Common Stock for services (in Shares)		109,670
Modification of Term Loan Warrants				1,455			1,455
Extinguishment of Term Loans				27,879			27,879
Exercise of forward purchase agreement warrant				3,111			3,111
Exercise of forward purchase agreement warrant (in Shares)		2,074,012
Modification of forward purchase agreement				(62)			(62)
Stock-based compensation				657			657
Issuance of warrants associated with Term Loans				1,570			1,570
Issuance of Class A Common Stock under employee stock purchase plan				184			184
Issuance of Class A Common Stock under employee stock purchase plan (in Shares)		208,001
Foreign currency translation adjustment						3	3
Net loss					(23,756)		(23,756)
Balance at Dec. 31, 2025		$ 3	$ 391	301,355	(313,396)	(120)	(12,158)
Balance (in Shares) at Dec. 31, 2025	4,126,667	28,934,960	368,694
Dividends on the Series A Preferred Stock					(1,350)		(1,350)
Stock-based compensation				239			239
Net proceeds from issuance of Class A Common Stock, Issued Pre-Funded Warrants, and Series A Warrants in February 2026 Offering		$ 5		27,777			27,782
Net proceeds from issuance of Class A Common Stock, Issued Pre-Funded Warrants, and Series A Warrants in February 2026 Offering (in Shares)		47,946,150
Foreign currency translation adjustment						(1)	(1)
Net loss					(4,351)		(4,351)
Balance at Mar. 31, 2026		$ 8	$ 391	$ 329,371	$ (319,097)	$ (121)	$ 10,161
Balance (in Shares) at Mar. 31, 2026	4,126,667	76,881,110	368,694